CONSOLIDATED STATEMENTS OF EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Ordinary Shares [Member] USD ($) shares	Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] USD ($)	Statutory Reserve [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Total Shareholders' Equity [Member] USD ($)	Total Shareholders' Equity [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)	Non-controlling Interest [Member] CNY (¥)
Balance at Dec. 31, 2012		¥ 518,434		¥ 13,323		¥ 311,907		¥ 37,441		¥ 155,341		¥ 1,222		¥ 519,234		¥ (800)
Balance, shares at Dec. 31, 2012 | shares			13,062,500	13,062,500
Net income (loss)		¥ (58,952)								¥ (58,971)				¥ (58,971)		¥ 19
Transfer to statutory reserve
Foreign currency translation adjustment		¥ 66										¥ 44		¥ 44		¥ 22
Balance at Dec. 31, 2013		459,548		¥ 13,323		¥ 311,907		¥ 37,441		¥ 96,370		¥ 1,266		460,307		(759)
Balance, shares at Dec. 31, 2013 | shares			13,062,500	13,062,500
Net income (loss)		¥ (71,344)								¥ (71,327)				¥ (71,327)		¥ (17)
Transfer to statutory reserve
Foreign currency translation adjustment		¥ (85)										¥ (67)		¥ (67)		¥ (18)
Balance at Dec. 31, 2014		388,119		¥ 13,323		¥ 311,907		¥ 37,441		¥ 25,043		¥ 1,199		388,913		(794)
Balance, shares at Dec. 31, 2014 | shares			13,062,500	13,062,500
Net income (loss)	$ (10,662)	¥ (69,068)								¥ (69,065)				¥ (69,065)		¥ (3)
Transfer to statutory reserve
Foreign currency translation adjustment		¥ (187)										¥ (150)		¥ (150)		¥ (37)
Balance at Dec. 31, 2015	$ 49,224	¥ 318,864	$ 2,057	¥ 13,323	$ 48,150	¥ 311,907	$ 5,780	¥ 37,441	$ (6,796)	¥ (44,022)	$ 162	¥ 1,049	$ 49,353	¥ 319,698	$ (129)	¥ (834)
Balance, shares at Dec. 31, 2015 | shares			13,062,500	13,062,500